Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	RAAM Global Energy Co
Entity Central Index Key	0001511139
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2013
Current Fiscal Year End Date	--12-31
Amendment Flag	false